CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	145,863,676	153,185,548
Common stock, shares outstanding	145,863,676	153,185,548